Provisions	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions
Provisions
Provisions consisted of the following:

	At December 31
	2017			2016
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€2,676	€4,049	€6,725	€2,905	€4,637	€7,542
Sales incentives	5,377	—	5,377	5,749	—	5,749
Legal proceedings and disputes	125	551	676	54	530	584
Commercial risks	481	334	815	250	412	662
Restructuring	26	44	70	26	46	72
Other risks	324	792	1,116	333	895	1,228
Total Provisions	€9,009	€5,770	€14,779	€9,317	€6,520	€15,837

Changes in Provisions were as follows:

	At January 1, 2017	Additional provisions	Settlements	Unused amounts	Translation differences	Changes in the scope of consolidation and other changes	At December 31, 2017
	(€ million)
Product warranty and recall campaigns	€7,542	€3,196	€(3,262)	€—	€(746)	€(5)	€6,725
Sales incentives	5,749	13,850	(13,675)	(3)	(567)	23	5,377
Legal proceedings and disputes	584	200	(69)	(38)	(49)	48	676
Commercial risks	662	432	(181)	(34)	(64)	—	815
Restructuring costs	72	91	(55)	(3)	(3)	(32)	70
Other risks	1,228	229	(187)	(97)	(62)	5	1,116
Total Provisions	€15,837	€17,998	€(17,429)	€(175)	€(1,491)	€39	€14,779

Product warranty and recall campaigns
At December 31, 2017, the Product warranty and recall campaigns provision included €102 million of charges recognized within Cost of revenues in the Consolidated Income Statement for the year ended December 31, 2017 for the estimated costs associated with an extension of the recall campaigns related to an industry-wide recall of airbag inflators resulting from parts manufactured by Takata, of which €29 million related to the previously announced recall in NAFTA and €73 million related to the preventative safety campaigns in LATAM. Refer to Note 25, Guarantees granted, commitments and contingent liabilities, for additional information.
At December 31, 2016, the Product warranty and recall campaigns provision included €414 million of charges recognized within Cost of revenues in the Consolidated Income Statement for the year ended December 31, 2016 for the additional estimated costs associated with the recall campaigns related to an industry wide recall of airbag inflators resulting from parts manufactured by Takata. Refer to Note 25, Guarantees granted, commitments and contingent liabilities, for additional information. In addition, the Product warranty and recall campaigns provision included €132 million of estimated net costs recognized within Cost of revenues in the Consolidated Income Statement for the year ended December 31, 2016 associated with a recall for which costs are being contested with a supplier. Although FCA believes the supplier has responsibility for the recall, only a partial recovery of the estimated costs has been recognized pursuant to a cost sharing agreement. The cash outflow for the non-current portion of the Product warranty and recall campaigns provision is primarily expected within a period through 2022.
Sales incentives, Legal proceedings and disputes, Commercial risks and Other risks
As described within Note 2, Basis of preparation (Use of Estimates section), the Group records the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale of the vehicle to the dealer.
None of the provisions within the total Legal proceedings and disputes provision are individually significant. As described within Note 2, Basis of preparation (Use of Estimates section), a provision for legal proceedings is recognized when it is deemed probable that the proceedings will result in an outflow of resources. As the ultimate outcome of pending litigation is uncertain, the timing of cash outflow for the Legal proceedings and disputes provision is also uncertain.
Commercial risks arise in connection with the sale of products and services such as onerous maintenance contracts and as a result of certain regulatory emission requirements. For items such as onerous maintenance contracts, a provision is recognized when the expected costs to complete the services under these contracts exceed the revenues expected to be realized. A provision for fines related to certain regulatory emission requirements that can be settled with cash fines is recognized at the time vehicles are sold based on the estimated cost to settle the obligation measured as the sum of the cost of regulatory credits previously purchased plus the amount, if any, of the fine expected to be paid in cash. The cash outflow for the non-current portion of the Commercial risks provision is primarily expected within a period through 2020.
Other risks include, among other items: provisions for disputes with suppliers related to supply contracts or other matters that are not subject to legal proceedings, provisions for product liabilities arising from personal injuries including wrongful death and potential exemplary or punitive damages alleged to be the result of product defects, disputes with other parties relating to contracts or other matters not subject to legal proceedings and management's best estimate of the Group’s probable environmental obligations which also includes costs related to claims on environmental matters. The cash outflow for the non-current portion of the Other risks provision is primarily expected within a period through 2024.